Income taxes	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Income taxes

Note 16 – Income taxes

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

The Company is incorporated in the Cayman Islands as an exempted company and is not subject to tax on income or capital gain under the laws of the Cayman Islands.

Eastern BVI is incorporated in the British Virgin Islands as a holding company and is currently exempted from income and corporate tax under the current laws of the British Virgin Islands. In addition, the British Virgin Islands does not levy capital gains tax on it.

Eastern HK is incorporated in Hong Kong as a holding company with no operation. Under Hong Kong’s two-tier tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits will be taxed at 8.25%, and the profits above HKD 2 million will be taxed at 16.5%. Eastern HK is not subject to income tax for the years ended March 31, 2026, 2025 and 2024 as it had no operating activities during the years.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (“FIE”) are usually subject to a unified 25% income tax rate while preferential tax rates, tax holidays and certain tax exemptions may be granted on case-by-case basis.

According to the Circular on the Implementation of the Positive Policy on Inclusive Tax Relief for Small and Micro Enterprises (Cai Shui (2019) No. 13), as enacted by Ministry of Finance and State Taxation Administration of the PRC, an enterprise is recognized as a small-scale and low-profit enterprise if all of the followings are met (i) its taxable income does not exceed RMB3 million; (ii) total number of its employees does not exceed 300; and (iii) amount of its total assets does not exceed RMB50 million. A small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income below RMB1 million and another preferential tax rate of 10% on its taxable income between RMB1 million and RMB3 million. This policy was originally effective since January 1, 2019 until December 31, 2021. Subsequently, Ministry of Finance and State Taxation Administration of the PRC have made supplements to this policy on March 14, 2022, March 26, 2023 and August 6, 2023, respectively, which have stated that since January 1, 2022, if an entity is identified as a small-scale and low-profit enterprise based on the above rules, it is entitled to a preferential tax rate of 5% on its taxable income, and such tax relief has been extended to December 31, 2027 at the same time. For the year ended March 31, 2026, Wuxi TC-Link, Yancheng TC-Link, Yunnan Dongyuan, Chongqing Dayuan and Guizhou Tianrun are qualified for small and low-profit enterprises with an income tax rate of 5%; For the year ended March 31, 2025, Wuxi TC-Link, Yancheng TC-Link, Yunnan Dongyuan and Chongqing Dayuan are qualified for small and low-profit enterprises with an income tax rate of 5%; For the year ended March 31, 2024, Wuxi TC-Link, Yunnan Dongyuan and Chongqing Dayuan are qualified for small and low-profit enterprises with an income tax rate of 5%.

Income tax expenses

Income taxes expenses consisted of the following:

	For the years ended March 31,
	2026	2025	2024

Current
PRC income tax provision	$168,170	$594,040	$459,215

Deferred
PRC income tax	(28,770)	(2,932)	(7,426)
Income tax expenses	$139,400	$591,108	$451,789

The following table reconciles the PRC statutory rate to the Company’s effective tax rates:

	For the years ended March 31,
	2026	2025	2024

The PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax exempted entities in Cayman Islands and BVI	(27.7)%	4.2%	1.7%
Effect of the PRC preferential tax rates	(6.1)%	(5.6)%	(10.6)%
Non-deductible expenses	(2.1)%	1.2%	13.0%
Effect of changes in valuation allowance	(2.9)%	0.1%	0.3%
Effective tax rate	(13.8)%	24.9%	29.4%

Deferred tax assets

Significant components of deferred tax assets were as follows:

	As of March 31,
	2026	2025
Deferred tax assets derived from
Allowance for expected credit losses	$67,222	$35,743
Net operating losses (“NOLs”)	5,477	9,819
Less: valuation allowance on NOLs of Chongqing Dayuan*	-	(4,613)
Deferred tax assets, net	$72,699	$40,949

*	As of March 31, 2025, the Company maintained a full valuation allowance against the deferred tax assets (DTAs) of Chongqing Dayuan, as management concluded it was more likely than not that these assets would not be realized in the foreseeable future. However, during the year ended March 31, 2026, Chongqing Dayuan generated pre-tax income of RMB 217,967 ($30,691), which utilized the majority of its net operating loss carryforwards. Consequently, management determined that the remaining DTAs are fully realizable, and the valuation allowance was reversed as of March 31, 2026.